May 01, 2021
AMERICAN CENTURY VARIABLE PORTFOLIOS INC | VP BALANCED FUND
VP Balanced Fund

American Century Variable Portfolios, Inc. Summary Prospectus and Prospectus Supplement VP Balanced Fund
Supplement dated August 1, 2021 ■ Summary Prospectus and Prospectus dated May 1, 2021
The following replaces the Annual Fund Operating Expenses table on page 1 of the summary prospectus and page 2 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management Fee	0.89%	0.89%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.90%	1.15%
Fee Waiver[1]	0.07%	0.07%
Total Annual Fund Operating Expenses After Fee Waiver	0.83%	1.08%

[1] The advisor has agreed to waive 0.07 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2022 and cannot terminate it prior to such date without the approval of the Board of Directors.

The following replaces the Example section on pages 1 and 2 of the summary prospectus and page 2 of the prospectus:
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class I	$85	$280	$492	$1,102
Class II	$110	$359	$627	$1,391

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management Fee	0.89%	0.89%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.90%	1.15%
Fee Waiver[1]	0.07%	0.07%
Total Annual Fund Operating Expenses After Fee Waiver	0.83%	1.08%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class I	$85	$280	$492	$1,102
Class II	$110	$359	$627	$1,391